TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	As of December 31,
	2023	2022
	US$’000	US$’000
Trade payables	40,977	29,258
Other payables	10,766	10,633
	51,743	39,891